CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)		GRAF INDUSTRIAL CORP. Common Stock	GRAF INDUSTRIAL CORP. Additional Paid-In Capital	GRAF INDUSTRIAL CORP. Accumulated Deficit	GRAF INDUSTRIAL CORP.	Total
Balance at Dec. 31, 2016						$ 95,419,000
Net loss						15,761,000
Balance at Dec. 31, 2017						111,479,000
Stock Issued During Period, Value, New Issues						46,817,000
Net loss						(62,300,000)
Balance at Dec. 31, 2018		$ 789	$ 923,412	$ 4,075,806	$ 5,000,007	93,615,000
Balance (in shares) at Dec. 31, 2018		7,893,844
Balance at Jun. 25, 2018		$ 0	0	0	0
Issuance of common stock to Sponsor		646	24,354	0	25,000
Stock Issued During Period, Value, New Issues		$ 2,438	232,253,062	0	232,255,500
Issuance of common stock to Sponsor (in shares)		6,468,750
Additional offering costs		$ 0	(5,588,339)	0	(5,588,339)
Common stock forfeited by Sponsor		$ (37)	37	0	0
Common stock forfeited by Sponsor (in shares)		(374,622)
Shares subject to possible redemption		$ (2,258)	(225,765,702)	0	(225,767,960)
Shares subject to possible redemption (in shares)		(22,576,796)
Net loss		$ 0	0	4,075,806	4,075,806
Balance at Dec. 31, 2018		$ 789	923,412	4,075,806	5,000,007	93,615,000
Balance (in shares) at Dec. 31, 2018		7,893,844
Additional offering costs		$ 0	(15,564)	0	(15,564)
Shares subject to possible redemption		$ 18	1,790,232	0	1,790,250
Shares subject to possible redemption (in shares)		179,025
Net loss		$ 0	0	(1,774,691)	(1,774,691)
Balance at Mar. 31, 2019		$ 807	2,698,080	2,301,115	5,000,002
Balance (in shares) at Mar. 31, 2019		8,072,869
Balance at Dec. 31, 2018		$ 789	923,412	4,075,806	5,000,007	93,615,000
Balance (in shares) at Dec. 31, 2018		7,893,844
Net loss					(1,419,640)	(11,658,000)
Balance at Jun. 30, 2019		$ 803	2,343,034	2,656,166	5,000,003	82,006,000
Balance (in shares) at Jun. 30, 2019		8,037,364
Balance at Dec. 31, 2018		$ 789	923,412	4,075,806	5,000,007	93,615,000
Balance (in shares) at Dec. 31, 2018		7,893,844
Stock Issued During Period, Value, New Issues						49,790,000
Additional offering costs		$ 0	(15,564)	0	(15,564)
Shares subject to possible redemption		$ 140	13,938,351	0	13,938,491
Shares subject to possible redemption (in shares)		1,393,849
Net loss		$ 0	0	(13,922,930)	(13,922,930)	(67,226,000)
Balance at Dec. 31, 2019		$ 929	14,846,199	(9,847,124)	5,000,004	76,246,000
Balance (in shares) at Dec. 31, 2019		9,287,693
Balance at Mar. 31, 2019		$ 807	2,698,080	2,301,115	5,000,002
Balance (in shares) at Mar. 31, 2019		8,072,869
Shares subject to possible redemption		$ (4)	(355,046)	0	(355,050)
Shares subject to possible redemption (in shares)		(35,505)
Net loss		$ 0	0	355,051	355,051
Balance at Jun. 30, 2019		$ 803	2,343,034	2,656,166	5,000,003	82,006,000
Balance (in shares) at Jun. 30, 2019		8,037,364
Balance at Dec. 31, 2019		$ 929	14,846,199	(9,847,124)	5,000,004	76,246,000
Balance (in shares) at Dec. 31, 2019		9,287,693
Reclassification of warrant liabilities to equity upon exercising of the Warrant Adjustment Provision		$ 0	35,302,760	0	35,302,760
Shares subject to possible redemption		$ (320)	(31,935,330)	0	(31,935,650)
Shares subject to possible redemption (in shares)		(3,193,565)
Net loss		$ 0	0	(2,588,670)	(2,588,670)
Balance at Mar. 31, 2020		$ 609	18,213,629	(12,435,794)	5,778,444
Balance (in shares) at Mar. 31, 2020		6,094,128
Balance at Dec. 31, 2019		$ 929	14,846,199	(9,847,124)	5,000,004	76,246,000
Balance (in shares) at Dec. 31, 2019		9,287,693
Stock Issued During Period, Value, New Issues						19,919,000
Net loss					(3,006,513)	(33,112,000)
Balance at Jun. 30, 2020		$ 635	17,853,006	(12,853,637)	5,000,004	63,175,000
Balance (in shares) at Jun. 30, 2020		6,346,714
Balance at Mar. 31, 2020		$ 609	18,213,629	(12,435,794)	5,778,444
Balance (in shares) at Mar. 31, 2020		6,094,128
Shares subject to possible redemption	[1]	$ 26	(360,623)	0	(360,597)
Shares subject to possible redemption (in shares)	[1]	252,586
Net loss		$ 0	0	(417,843)	(417,843)
Balance at Jun. 30, 2020		$ 635	$ 17,853,006	$ (12,853,637)	$ 5,000,004	$ 63,175,000
Balance (in shares) at Jun. 30, 2020		6,346,714

[1]	Including the redemption of 12,921,275 Public Shares on April 16, 2020